Fair Value Measurements - Summary of Fair Value Hierarchy of Plan's Assets (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 430,366,677	$ 396,223,870
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	235,648,053	218,290,469
Berkshire Hathaway Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,798,738	43,040,571
Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	278,446,791	261,331,040
Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	151,919,886	134,892,830
Level 1 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	235,648,053	218,290,469
Level 1 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	235,648,053	218,290,469
Level 1 Inputs | Berkshire Hathaway Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 1 Inputs | Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	235,648,053	218,290,469
Level 1 Inputs | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,798,738	43,040,571
Level 2 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 Inputs | Berkshire Hathaway Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,798,738	43,040,571
Level 2 Inputs | Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,798,738	43,040,571
Level 2 Inputs | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 Inputs | Berkshire Hathaway Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 Inputs | Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 Inputs | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0